UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012
Cash flows from operating activities:
Net income (loss)	$ 1,602	$ (1,672)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Income from investments in unconsolidated entities	(1,042)
Loan discount amortization and fee accretion	(224)
Depreciation and amortization	2
Stock-based compensation	203	516
Change in fair value of warrants	125
Debt issuance cost amortization	16
Other non-cash expense		6
Changes in operating assets and liabilities:
Accounts receivable	(92)
Restricted cash	391
Prepaid expenses and other assets	4	45
Interest reserve	(393)
Accounts payable and accrued liabilities	283	(47)
Net cash provided by (used in) operating activities	875	(1,152)
Cash flows from investing activities:
Issuance of finance receivables	(13,880)
Repayment of finance receivables	91
Investment in marketable investments	(3,000)
Cash distributions on investments in unconsolidated entities	3,403
Purchases of property and equipment	(4)	(4)
Net cash used in investing activities	(13,390)	(4)
Cash flows from financing activities:
Distribution to non-controlling interests	(1,815)
Debt issuance costs	(335)
Net cash used in financing activities	(2,150)
Net decrease in cash and cash equivalents	(14,665)	(1,156)
Cash and cash equivalents at beginning of period	24,584	38,203
Cash and cash equivalents at end of period	9,919	37,047
Non cash activity
Fair value of warrants issued	$ 232